Filed with the U.S. Securities and Exchange Commission on September 13, 2018
1933 Act Registration File No. 333-201530
1940 Act File No. 811-23024

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	33	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	35	[	X	]

(Check appropriate box or boxes.)

PACER FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

16 Industrial Blvd, Suite 201
 Paoli, Pennsylvania 19301
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (610) 644-8100

Joe M. Thomson, Chairman and President
Pacer Funds Trust
16 Industrial Blvd, Suite 201
Paoli, Pennsylvania 19301
(Name and Address of Agent for Service)

With Copies to:

John Grady
DLA Piper LLP
One Liberty Place
1650 Market Street, Suite 4900
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[X]
This Post-Effective Amendment (“PEA”) No. 33 to the Registration Statement of Pacer Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 32 on Form N-1A filed August 28, 2018.  This PEA No. 33 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 32 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 33 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Paoli and the State of Pennsylvania on September 13, 2018.

Pacer Funds Trust By: /s/ Joe M. Thomson Joe M. Thomson President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 33 to its Registration Statement has been signed below on September 13, 2018, by the following persons in the capacities indicated.

Signature	Title

/s/ Deborah G. Wolk*	Lead Independent Trustee
Deborah G. Wolk

/s/ Dennis J. Ryan*	Trustee
Dennis J. Ryan

/s/ Jonathan H. Newman, Sr.*	Trustee
Jonathan H. Newman, Sr.

/s/ Joe M. Thomson	Trustee and President
Joe M. Thomson

/s/ Sean E. O’Hara	Treasurer
Sean E. O’Hara

*By:	/s/ Joe M. Thomson
Joe M. Thomson Attorney-in-Fact pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE